Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Summary of Plant and Equipment

		September 30,	December 31,
	Useful Life	2013	2012
Buildings	20 years	$7,108,740	$6,591,416
Operating equipment	4 to 10 years	3,387,178	3,273,355
Office equipment	5 years	86,523	73,774
Vehicles	5 to 8 years	403,616	340,520
		10,986,057	10,279,065
Less: accumulated depreciation		(3,497,869)	(2,869,963)
		$7,488,188	$7,409,102

		December 31,
	Useful Life	2012	2011
Buildings	20 years	$6,591,416	$6,039,475
Operating equipment	4 to 10 years	3,273,355	3,030,119
Office equipment	5 years	73,774	65,490
Vehicles	5 to 8 years	340,520	323,206
		10,279,065	9,458,290
Less: accumulated depreciation		(2,869,963)	(2,136,590)
		$7,409,102	$7,321,700